RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			2 Months Ended	6 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 21, 2020
Related Party Transaction [Line Items]
Proceeds from promissory note payable			$ 100,000	$ 150,000
Repayment of promissory note - related party				250,000
Price of warrant		$ 10.00	$ 10.00
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 300,000	$ 300,000		$ 300,000
Proceeds from promissory note payable		100,000
Repayment of promissory note - related party	$ 250,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			10,000	10,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000	$ 1,500,000	$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant		$ 1.50	$ 1.50	$ 1.50